FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENTS

16. FAIR VALUE MEASUREMENTS

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The Group’s assets measured at fair value on a recurring basis consisted of available-for-sale investment in Youjia, which was fully impaired in 2013 and then sold in 2014 (Note9).

The Group measured the fair value of its investment in Youjia using the income approach based on a weighted average of multiple discounted cash flow scenarios, which required the use of unobservable inputs (Level 3) including assumptions of projected revenue, expenses, capital spending, and other costs, as well as a discount rate calculated based on the risk profile of the online game industry and company-specific risk adjustments.

The following table presents the changes in the available-for-sale investments that were measured at fair value on a recurring basis using significant Level 3 inputs for the year ended December 31, 2012, and 2013. The Group did not have other assets or liabilities measured at fair value on a recurring basis using significant Level 3 inputs during the years ended December 31, 2012, 2013 and 2014.

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	2012	2013	2014
	RMB	RMB	RMB
Balance at the beginning of the year	6,342,100	6,285,500	0
Unrealized loss recognized in other comprehensive income	(56,600)	(16,600)	0
Impairment losses included in earnings	0	(6,268,900)	0

Balance at the end of the year	6,285,500	0	0

Assets and Liabilities Measured at Fair Value on a Non-recurring Basis

The following table displays assets and liabilities measured at fair value on a non-recurring basis for the years ended December 31, 2013 and 2014, respectively.

		Fair Value Measurements at Reporting Date Using
	Year Ended December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses(gains)
Upfront licensing fees (Note 15(i))	0	0	0	0	3,555,845
Long-term receivables (Note 15(iii)	17,927,763	0	0	17,927,763	(17,927,763)
Loan to BLT(ii)	4,500,000	0	0	4,500,000	(9,750,000)

Total	22,427,763	0	0	22,427,763	(24,121,918)

		Fair Value Measurements at Reporting Date Using
	Year Ended December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
		RMB	RMB	RMB
Investment in Crowdstar (Note 8 <2>)	1,627,099	0	1,627,099	0	20,990,141
Investment in Man Cheng (i)	0	0	0	0	5,530,277
Investment in BLT(i)	0	0	0	0	5,431,566
Loan to BLT(ii)	0	0	0	0	9,750,000
Equipment related to a MMOG (Note 15 (i))	0	0	0	0	1,899,803
Upfront licensing fees (Note 15 (i))	2,000,000	0	0	2,000,000	3,825,243
Long-term receivables (Note 15(iii)	2,000,000	0	0	2,000,000	17,927,763
Other long-lived assets(Note 15 (ii))	0	0	0	0	11,813,313

Total	5,627,099	0	1,627,099	4,000,000	77,168,106

(i)	Given the unsatisfying results of Man Cheng and BLT’s research and development activities, the Group tested its investment in the two equity investees for impairment as of December 31, 2013. The fair value of such investments was measured as nil given the operations of both investees were substantially discontinued as a result of insufficient cash flow. Thus, the Group deemed the carrying amounts of the investments were fully impaired and recorded such impairment as impairment loss on investments for the year ended December 31, 2013. In October, 2014, the Company signed an agreement with a third party and sold all its shares in BLT at the consideration of RMB14 million(US$2.3 million). The consideration has been fully received as of December 31, 2014.
(ii)	In April 2012, the Group entered into an agreement with BLT, a 45% equity investee of the Group, to provide a loan which amounted to RMB6.8 million (US$1.1 million) for its capital injection in a joint venture with 45% equity held by BLT. The loan is secured by the equity interest in the joint venture owned by BLT. There were RMB5.3 million (US$0.8 million) loans outstanding as of December 31 2012, In March 2013, the Group entered into an additional loan agreement and provided an further RMB4.5 million (US$0.7 million)in loans to BLT to support the need for working capital. The loan is secured by the equity interests in BLT owned by the founders of BLT. Due to the tight cash position and less than satisfactory performance of BLT, the recoverability of the loan was in question. Thus, the group provided full allowance on the loan receivable from BLT and recorded such allowance in impairment loss on investment line item in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2013. As mentioned in above note(i), the Company sold all its shares in BLT to a third party, and the third party also agreed to support BLT and then BLT can repay all its outstanding loan to the Company. Thus, the Company reversed the allowance provided in 2013. Among the total loan amount of RMB9.8 million(US$1.6 million) of loan, RMB5.3 million (US$0.9 million) were received in November 2014, and the remaining amount of RMB4.5 million (US$0.7 million) was received in January 2015.